LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN

SCHEDULE A

For each fund listed in Schedule A, the following supplements, and to the extent inconsistent therewith, supersedes the information contained in each fund’s Prospectus and Statement of Additional Information (“SAI”).

Effective August 1, 2012, except as noted on Schedule A, each fund will be renamed as listed in Schedule A.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. Except as noted below, all references to Class C shares in the Prospectus and SAI shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

Effective August 1, 2012, Class R1 shares will be reclassified as new Class C shares. All references to Class R1 shares in the Prospectus and SAI shall instead be read as referring to new Class C shares. In addition, all existing references to Class C shares in the section of the fund’s Prospectus titled “Choosing a Class of Shares to Buy” shall refer to new Class C shares.

In addition to the renaming of the applicable fund, the reclassifications of Class C and Class C1 shares and the closing of Class C1 shares to new purchases as discussed above, the following additional changes will be effective as of August 1, 2012:

•	Class C (formerly Class R1) shares will be offered subject to a contingent deferred sales charge of 1.00% if redeemed within one year;

•

Initial investments in Class C (formerly Class R1) shares may be combined with existing investment amounts in Class C1 (formerly Class C) shares for the purposes of satisfying the initial investment minimums of Class C (formerly Class R1) shares;

•

Class C (formerly Class R1) shares will be subject to a small account fee, provided that shareholders who hold accounts in Classes C and C1 (formerly Classes R1 and C) of the same fund may have those accounts aggregated for the purposes of the small account fee calculations;

•

Class C1 (formerly Class C) shares may be exchanged for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1 shares, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares;

If you exchange Class C1 (formerly Class C) shares of the fund for Class C1 shares (or, if not available, Class C shares) of an equity fund or a long-term fixed income fund sold by the distributor, you will be subject to the contingent deferred sales charge of the fund into which you exchange, and your contingent deferred sales charge will be measured from the date of your exchange;

•

If you purchase $500,000 or more of Class A shares without an initial sales charge on or after August 1, 2012, you will be subject to a contingent deferred sales charge of 0.50% if you redeem those shares within 18 months of purchase. Applicable purchases made prior to August 1, 2012 will continue to be subject to a contingent deferred sales charge of 0.50% if redeemed within 12 months of purchase;

•

If you own Class A, Class C (formerly Class R1) or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may, under certain conditions, instruct the fund to have your distributions and/or dividends invested in Class A, Class C or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor;

•	Class A and Class C (formerly Class R1) shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund; and

•	Certain Grandfathered Retirement Programs will be permitted to exchange Class C (formerly Class R1) and Class C1 (formerly Class C) shares for Class A shares.

In order to implement the changes discussed above, except as otherwise noted, for each fund listed on Schedule A the following changes to the Prospectus and SAI shall be made effective August 1, 2012:

The following amends anything to the contrary in the section of the Prospectus titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)

Class C (Class R1 prior to August 1, 2012)

Maximum sales charge (load) imposed on purchases (as a % of offering price) (%)	None

Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (%)	1.00

Small account fee[1]	$15

[1]    If your shares are held in a direct account and the value of your account is below $1,000, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

The information in Schedule B amends anything to the contrary in the section of the Prospectus titled “Fees and expenses of the fund – Example” for Legg Mason Western Asset Global Inflation Management Fund.

The following amends anything to the contrary in the section of the Prospectus titled “Purchase and sale of fund shares”:

Investment minimum initial/additional investment ($)

	Class C(♦) (Class R1 prior to August 1, 2012)	ClassC1(+) (Class C prior to August 1, 2012)

General	1,000/50	1,000/50

Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50

IRAs	250/50	250/50

SIMPLE IRAs	None/None	None/None

Systematic Investment Plans	50/50	50/50

Clients of Eligible Financial Intermediaries	N/A	N/A

Eligible Investment Programs	N/A	N/A

Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	N/A(+)

Other Retirement Plans	None/None	N/A

Institutional Investors	1,000/50	1,000/50

(♦)

Initial investments in Class C (formerly Class R1) shares may be combined with existing investment amounts in Class C1 (formerly Class C) shares for the purposes of satisfying the initial investment minimums of Class C (formerly Class R1) shares.

(+)

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

The section of the Prospectus titled “Choosing a class of shares to buy” is amended to add the following:

Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 (formerly Class C) shares will continue to be available for dividend reinvestment and incoming exchanges.

The following amends anything to the contrary in the section of the Prospectus titled “Choosing a class of shares to buy”:

When choosing between Class A and Class C (formerly Class R1) shares, keep in mind that generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C (formerly Class R1) shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C (formerly Class R1) shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares.

More information about the fund’s classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•	The contingent deferred sales charges that apply to the redemption of Class C (formerly Class R1) shares and certain Class A shares

The following amends anything to the contrary in the section of the Prospectus titled “Comparing the fund’s classes”:

	Key features	Contingent deferred sales charge	Exchange privilege
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	0.50% on purchases of $500,000 or more if you redeem within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012); waived for certain investors	Class A shares of funds sold by the distributor

Class C (Class R1 prior to August 1, 2012)	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A	1.00% if you redeem within 1 year of purchase; waived for certain investors	Class C shares of funds sold by the distributor
Class C1 (Class C prior to August 1, 2012)

•   Closed to new purchases (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012)

•   No initial or contingent deferred sales charge

•   Does not convert to Class A

•   Generally higher annual expenses than Class A

		None	Class C1 shares of funds sold by the distributor or, if a fund sold by the distributor does not offer Class C1 shares, for Class C shares

The following amends anything to the contrary in the section of the Prospectus titled “Sales charges – Investments of $500,000 or more” and the section of the SAI titled “Purchase of Shares”:

You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012), you will pay a contingent deferred sales charge of 0.50%.

The section of the Prospectus titled “Sales charges – Class C shares” shall be renamed “Sales charges – Class C1 shares (Class C shares prior to August 1, 2012)” and references to Class C shares in that section shall instead be read as references to Class C1 shares. In addition, the following shall be added:

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.

The information under the section of the Prospectus titled “Sales charges” relating to Class R1 shares is deleted and the following language regarding new Class C (formerly Class R1) shares is added and replaces any contrary information under the section of the SAI entitled “Purchases of Shares”:

Class C shares (Class R1 shares prior to August 1, 2012)

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

The following amends anything to the contrary in the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors”:

Retirement Plans with omnibus accounts held on the books of the fund can generally invest in Class A, Class C (formerly Class R1) and Class R shares. Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 can also invest in Class C1 (formerly Class C) shares.

Class A shares may be offered through Service Agents for Retirement Plans with omnibus accounts held on the books of the fund.

Other Retirement Plan investors can generally invest in Class A and Class C (formerly Class R1) shares.

Eligible Investment Programs are not permitted to offer Class C (formerly Class R1) shares.

The section of the Prospectus titled “Retirement and Institutional Investors – eligible investors – Class C shares – Retirement Plans” is deleted and replaced with the following:

Class C1 shares (Class C shares prior to August 1, 2012) – Retirement Plans

Certain Retirement Plan programs authorized by LMIS prior to August 1, 2012 may buy Class C1 shares at net asset value. LMIS does not pay Service Agents selling Class C1 shares through such programs a commission on the purchase price of Class C1 shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C1 shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C1 shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

The information under the section of the Prospectus titled “Retirement and Institutional Investors – eligible investors” relating to Class R1 shares is deleted and the following language regarding new Class C (formerly Class R1) shares is added:

Class C shares (Class R1 shares prior to August 1, 2012) – Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of the fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents the applicable amount of the annual distribution and/or service fee authorized for the fund’s Class C shares.

Certain retirement plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will be eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

The following is added to the section of the Prospectus titled “Exchanging shares – Generally” and amends anything to the contrary in the section of the SAI titled “Exchange Privilege”:

Investors that hold Class C1 (formerly Class C) shares may exchange those shares for Class C1 shares of other funds sold by the distributor, or if a fund does not offer Class C1, for Class C shares. However, once an investor exchanges Class C1 shares for Class C shares, the investor would not be permitted to exchange from Class C shares back to Class C1 shares.

If you exchange Class C1 (formerly Class C) shares of the fund for Class C1 shares (or, if not available, Class C shares) of an equity fund or a long-term fixed income fund sold by the distributor, you will be subject to the contingent deferred sales charge of the fund into which you exchange, and your contingent deferred sales charge will be measured from the date of your exchange.

The following amends anything to the contrary in the section of the Prospectus titled “Other things to know about transactions – Small account fees/Mandatory redemptions – Direct accounts” to the extent that such fund offers such classes:

The small account fee will not be charged on Class R and Class I shares.

Some shareholders who hold accounts in Classes A and B of the same fund or Classes C and C1 (formerly Classes R1 and C) of the same fund may have those accounts aggregated for the purposes of the small account fee calculations. Please contact the fund or your Service Agent for more information.

The following amends anything to the contrary in the section of the Prospectus titled “Dividends, distributions and taxes – Dividends and distributions”:

If you own Class A, Class C (formerly Class R1) or Class C1 (formerly Class C) shares and hold your shares directly with the fund, you may instruct the fund to have your distributions and/or dividends invested in Class A, Class C or Class C1 (or if Class C1 shares are not available, Class C) shares, respectively, of another fund sold by the distributor, subject to the following conditions:

•	You have a minimum account balance of $10,000
•	The fund is available for sale in your state

The following amends anything to the contrary in the section of the SAI titled “Purchase of Shares – Contingent Deferred Sales Charge Provisions” and “Purchase of Shares – Determination of Public Offering Price” to the extent that such fund offers such classes:

“Contingent deferred sales charge shares” are: (a) Class C (formerly Class R1) shares; and (b) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge.

Class C (formerly Class R1) shares that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase. Class A shares that are contingent deferred sales charge shares are subject to a 0.50% contingent deferred sales charge if redeemed within 18 months of purchase (or within 12 months for shares purchased prior to August 1, 2012).

Class C1 (formerly Class C) shares of the fund are not subject to a contingent deferred sales charge, but if Class C1 shares of the fund are exchanged for Class C1 shares (or, if not available, Class C shares) of an equity fund or a long-term fixed income fund sold by the distributor, any contingent deferred sales charge that applies to the Class C1 shares of the other fund (or Class C shares, as applicable) will apply to the Class C1 shares (or Class C shares, as applicable) acquired in exchange for the Class C1 shares of the fund, and that contingent deferred sales charge will be measured from the date of such exchange.

The following supplements the section of the SAI titled “Purchase of Shares – Waivers of Contingent Deferred Sales Charge”:

The contingent deferred sales charge is waived on Class C (formerly Class R1) shares purchased by retirement plan omnibus accounts held on the books of the fund.

The following is added to the section of the SAI titled “Purchase of Shares” or, if applicable, replaces the information in such section:

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C (formerly Class R1) or Class C1 (formerly Class C) shares for Class A shares of an applicable fund sold by the distributor, are permitted to offer such share class exchange features for current and prospective retirement plan investors. Under the Grandfathered Retirement Program, Class C (formerly Class R1) and Class C1 (formerly Class C) shares of the fund may be purchased by plans investing less than $3 million. Class C (formerly Class R1) and Class C1 (formerly Class C) shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C (formerly Class R1) and Class C1 (formerly Class C) shares in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C (formerly Class R1) and Class C1 (formerly Class C) shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C (formerly Class R1) and Class C1 (formerly Class C) shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C (formerly Class R1) and Class C1 (formerly Class C) shares, but instead may acquire Class A shares of the same fund. Any Class C (formerly Class R1) and Class C1 (formerly Class C) shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent. Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C (formerly Class R1) and Class C1 (formerly Class C) shares exchange privileges applicable to their plan.

SCHEDULE A

LEGG MASON PARTNERS INCOME TRUST

Current Name	New Name	Date of Prospectus and SAI
Legg Mason Western Asset Global Inflation Management Fund	N/A	2/29/12
Legg Mason Western Asset Short-Term Bond Fund	Western Asset Short-Term Bond Fund	5/1/12

SCHEDULE B

Legg Mason Western Asset Global Inflation Management Fund

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	268	610	1,079	2,377
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	168	610	1,079	2,377

LMFX014677